Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS

	December 31, 2012	December 31, 2011
Cash on hand and at banks	$28,397	$17,519
Short-term deposits	17,141	23,010

Total cash and cash equivalents	$45,538	$40,529